Employee Future Benefits - Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	$ (278)
Administration expenses	(1)	$ (2)	$ (1)
Net asset, ending of period	(294)	(278)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	386	381
Interest on plan assets	12	13	13
Net return on plan assets	24	40
Contributions	13	11
Benefits paid	(51)	(56)
Effect of translation on US plans	(2)	(1)
Net asset, ending of period	381	386	381
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(170)
Administration expenses	(1)	(2)	(1)
Net asset, ending of period	(175)	(170)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	373	368
Interest on plan assets	11	12	13
Net return on plan assets	25	40
Contributions	6	6
Benefits paid	(45)	(50)
Effect of translation on US plans	(2)	(1)
Net asset, ending of period	367	373	368
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(86)
Administration expenses	0	0	0
Net asset, ending of period	(95)	(86)
Supplemental Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	13	13
Interest on plan assets	1	1	0
Net return on plan assets	(1)	0
Contributions	6	4
Benefits paid	(5)	(5)
Effect of translation on US plans	0	0
Net asset, ending of period	14	13	13
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(22)
Administration expenses	0	0	0
Net asset, ending of period	(24)	(22)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	0	0
Interest on plan assets	0	0	0
Net return on plan assets	0	0
Contributions	1	1
Benefits paid	(1)	(1)
Effect of translation on US plans	0	0
Net asset, ending of period	$ 0	$ 0	$ 0